Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Assets
Property, plant and equipment	$ 26,457	$ 25,895
Intangible assets and goodwill	597,791	613,386
Trade and other receivables	8,879	7,696
Investment in equity-accounted investees	1,914	2,022
Other investments	972	1,361
Term deposits	2,130	966
Non-current tax assets, net	18,044	22,071
Deferred tax assets, net	106,431	129,317
Other non-current assets	402	85
Total non-current assets	763,020	802,799
Inventories	363	218
Contract assets	507	253
Current tax assets, net	9,140	4,947
Trade and other receivables	141,143	91,950
Term deposits	252,286	279,722
Other current assets	152,931	153,123
Cash and cash equivalents	508,898	327,065
Total current assets	1,065,268	857,278
Total assets	1,828,288	1,660,077
Equity
Share capital	56	55
Share premium	2,203,445	2,161,217
Other components of equity	(71,003)	(29,899)
Accumulated deficit	(929,868)	(1,020,518)
Total equity attributable to owners of the Company	1,202,630	1,110,855
Non-controlling interests	5,347	5,563
Total equity	1,207,977	1,116,418
Liabilities
Loans and borrowings	13,895	216,818
Employee benefits	14,705	11,662
Contract liabilities	175	408
Deferred tax liabilities, net	2,526	4,754
Other non-current liabilities	12,396	12,443
Total non-current liabilities	43,697	246,085
Bank overdraft	536
Loans and borrowings	222,142	4,806
Trade and other payables	146,999	118,548
Contract liabilities	120,098	92,958
Other current liabilities	86,839	81,262
Total current liabilities	576,614	297,574
Total liabilities	620,311	543,659
Total equity and liabilities	$ 1,828,288	$ 1,660,077